Goodwill and intangible assets - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
VIU forecast period	5 years
Goodwill	£ 4,177	£ 3,912
Intangibles	3,617	4,327
German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	£ 32
Personal Banking
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	18.20%
Terminal growth rate	2.00%
Goodwill	£ 3,066
Intangibles	740
Business Banking
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	629
Intangibles	239
Investment Bank
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Intangibles	1,043	919
Merchant Acquiring
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss recognised in profit or loss, goodwill	33
Impairment loss recognised in profit or loss, intangible assets other than goodwill	257
Barclays UK | Personal Banking
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	3,064	2,752
Barclays UK | Woolwich
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	2,501	2,501
Barclays UK | Business Banking
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	£ 629	£ 629
Bottom of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	14.70%	14.10%
Terminal growth rate	2.00%	2.00%
Top of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	18.50%	16.50%